Subsequent Events - Narrative (Details) - shares	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)		385,000,000.0	385,000,000.0
Capital stock, shares authorized (in shares)		485,000,000
Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)		285,000,000	285,000,000
Subsequent Event | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	485,000,000
Subsequent Event | Common Class A, Common Class B and Preferred Stock
Subsequent Event [Line Items]
Capital stock, shares authorized (in shares)	685,000,000